Exhibit 99

MONTHLY SERVICER’S CERTIFICATE

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.

AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST

The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc. (“TRS”), as Servicer pursuant to the Fourth Amended and Restated Pooling and Servicing Agreement, dated as of April 1, 2018 (as amended and restated and as otherwise amended and supplemented, the “Pooling and Servicing Agreement”), among TRS, American Express Receivables Financing Corporation III LLC, as transferor (the “Transferor”), and The Bank of New York Mellon, as trustee (the “Trustee”), does hereby certify as follows:

1.	Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or the Series Supplements, as applicable.

2.	TRS is, as of the date hereof, the Servicer under the Agreement.

3.	The undersigned is a Servicing Officer.

4.	This Certificate relates to the Distribution Date occurring on December 16, 2019 and covers activity from November 01, 2019 through November 30, 2019.

5.

As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Agreement through the Monthly Period preceding such Distribution Date.

6.	As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 11th day of December.

AMERICAN EXPRESS TRAVEL RELATED
SERVICES COMPANY, INC., as Servicer

By:	/s/ Morey J. Carlson
Name:	Morey J. Carlson
Title:	Director, ABS Operations

A.	Trust Activity

Trust Totals
Record Date	November 30, 2019
Number of days in Monthly Period	30
Beginning Number of Accounts	16,192,092
Beginning Principal Receivable Balance, including any
Additions, Removals, or Adjustments of Principal
Receivables during the Monthly Period	30,060,731,172.97
a. Addition of Principal Receivables	0.00
b. Removal of Principal Receivables	0.00
c. Adjustments to Principal Receivables	0.00
Special Funding Account Balance	0.00
Beginning Total Principal Balance	30,060,731,172.97
Finance Charge Collections (excluding Recoveries)	604,194,904.07
Collections of Discount Option Receivables	0.00
Recoveries	13,202,672.14
Total Collections of Finance Charge Receivables	617,397,576.21
Total Collections of Principal Receivables	10,829,192,970.70
Monthly Payment Rate	36.0244%
Defaulted Amount	54,689,162.89
Annualized Default Rate	2.2088%
Annualized Default Rate, Net of Recoveries	1.6756%
Trust Portfolio Yield	22.7748%
New Principal Receivables	10,947,160,214.41
Ending Number of Accounts	15,996,793
Ending Principal Receivables Balance	30,124,009,253.79
Ending Required Minimum Principal Balance	23,509,161,530.00
Ending Transferor Amount	8,152,830,253.79
Ending Special Funding Account Balance	0.00
Ending Total Principal Balance	30,124,009,253.79
Ending Total Receivables	31,212,433,307.18

B.	Series Allocations

	Invested Amount	Adjusted Invested Amount	Principal Funding Account Balance	Series Required Transferor Amount	Series Allocation Percentage	Series Allocable Finance Charge Collections	Series Allocable Recoveries	Series Allocable Principal Collections	Series Allocable Defaulted Amount
Group 1

2017-1	2,628,573,000.00	2,628,573,000.00	0.00	184,000,110.00	11.96%	73,863,792.16	1,579,532.33	1,295,575,638.18	6,542,864.95
2017-3	1,942,863,000.00	1,942,863,000.00	0.00	136,000,410.00	8.84%	54,595,108.76	1,167,483.24	957,601,699.15	4,836,042.30
2017-6	2,000,000,000.00	2,000,000,000.00	0.00	140,000,000.00	9.10%	56,200,677.83	1,201,817.36	985,763,483.22	4,978,263.83
2017-7	857,143,000.00	857,143,000.00	0.00	60,000,010.00	3.90%	24,086,008.80	515,064.67	422,470,134.65	2,133,542.00
2018-1	1,142,860,000.00	1,142,860,000.00	0.00	80,000,200.00	5.20%	32,114,753.33	686,754.49	563,294,827.21	2,844,729.30
2018-2	571,430,000.00	571,430,000.00	0.00	40,000,100.00	2.60%	16,057,376.66	343,377.25	281,647,413.61	1,422,364.65
2018-4	1,028,573,000.00	1,028,573,000.00	0.00	72,000,110.00	4.68%	28,903,249.90	618,078.44	506,964,851.61	2,560,253.88
2018-6	1,342,859,000.00	1,342,859,000.00	0.00	94,000,130.00	6.11%	37,734,793.01	806,935.63	661,870,682.65	3,342,553.20
2018-8	914,287,000.00	914,287,000.00	0.00	64,000,090.00	4.16%	25,691,774.56	549,402.99	450,635,368.89	2,275,780.95
2019-1	1,714,287,000.00	1,714,287,000.00	0.00	120,000,090.00	7.80%	48,172,045.69	1,030,129.94	844,940,762.18	4,267,086.49
2019-2	1,714,287,000.00	1,714,287,000.00	0.00	120,000,090.00	7.80%	48,172,045.69	1,030,129.94	844,940,762.18	4,267,086.49
2019-3	1,371,431,000.00	1,371,431,000.00	0.00	96,000,170.00	6.24%	38,537,675.90	824,104.79	675,953,299.78	3,413,672.67

Total	17,228,593,000.00	17,228,593,000.00	0.00	1,206,001,510.00	78.41%	484,129,302.29	10,352,811.07	8,491,658,923.31	42,884,240.71
Group 2

2012-A	1,192,000.00	1,192,000.00	0.00	83,440.00	0.01%	33,495.60	716.28	587,515.04	2,967.05
2017-2	804,599,000.00	804,599,000.00	0.00	56,321,930.00	3.66%	22,609,504.59	483,490.52	396,572,156.42	2,002,753.05
2017-5	574,715,000.00	574,715,000.00	0.00	40,230,050.00	2.62%	16,149,686.28	345,351.23	283,266,530.13	1,430,541.45
2018-3	574,715,000.00	574,715,000.00	0.00	40,230,050.00	2.62%	16,149,686.28	345,351.23	283,266,530.13	1,430,541.45
2018-5	689,656,000.00	689,656,000.00	0.00	48,275,920.00	3.14%	19,379,567.33	414,420.28	339,918,850.39	1,716,644.76
2018-7	603,451,000.00	603,451,000.00	0.00	42,241,570.00	2.75%	16,957,177.62	362,618.94	297,429,979.86	1,502,069.14
2018-9	574,715,000.00	574,715,000.00	0.00	40,230,050.00	2.62%	16,149,686.28	345,351.23	283,266,530.13	1,430,541.45
2019-4	919,543,000.00	919,543,000.00	0.00	64,368,010.00	4.19%	25,839,469.94	552,561.37	453,225,955.32	2,288,863.83

Total	4,742,586,000.00	4,742,586,000.00	0.00	331,981,020.00	21.59%	133,268,273.92	2,849,861.08	2,337,534,047.42	11,804,922.18

Trust	21,971,179,000.00	21,971,179,000.00	0.00	1,537,982,530.00	100.00%	617,397,576.21	13,202,672.15	10,829,192,970.73	54,689,162.89

C.	Group Allocations

	Invested Amount	Investor Finance Charge Collections	Investor Monthly Interest	Investor Default Amount	Investor Monthly Fees	Investor Additional Amounts	Total	Reallocated Investor Finance Charge Collections	Investment Funding Account Proceeds	Available Excess
Group 1
2017-1	2,628,573,000.00	53,986,531.13	4,129,049.46	4,782,134.41	4,380,955.00	0.00	13,292,138.87	52,916,748.97	0.00	39,624,610.10
2017-3	1,942,863,000.00	39,903,184.66	2,802,173.57	3,534,629.63	3,238,105.00	0.00	9,574,908.20	38,862,734.27	0.00	29,287,826.07
2017-6	2,000,000,000.00	41,076,683.91	3,316,666.67	3,638,578.35	3,333,333.34	0.00	10,288,578.36	40,437,720.19	0.00	30,149,141.83
2017-7	857,143,000.00	17,604,296.04	1,636,785.69	1,559,390.98	1,428,571.67	0.00	4,624,748.34	17,545,811.28	0.00	12,921,062.94
2018-1	1,142,860,000.00	23,472,449.49	2,471,909.70	2,079,192.83	1,904,766.67	0.00	6,455,869.20	23,683,993.32	0.00	17,228,124.12
2018-2	571,430,000.00	11,736,224.74	1,392,621.82	1,039,596.41	952,383.33	0.00	3,384,601.56	11,998,663.62	0.00	8,614,062.06
2018-4	1,028,573,000.00	21,125,184.00	2,491,288.45	1,871,271.73	1,714,288.34	0.00	6,076,848.52	21,582,145.15	0.00	15,505,296.63
2018-6	1,342,859,000.00	27,580,097.34	3,330,708.10	2,443,048.85	2,238,098.33	0.00	8,011,855.28	28,254,878.51	0.00	20,243,023.23
2018-8	914,287,000.00	18,777,939.05	2,358,193.50	1,663,352.44	1,523,811.66	0.00	5,545,357.60	19,327,841.82	0.00	13,782,484.22
2019-1	1,714,287,000.00	35,208,612.61	3,994,109.90	3,118,783.79	2,857,145.00	0.00	9,970,038.69	35,812,179.64	0.00	25,842,140.95
2019-2	1,714,287,000.00	35,208,612.61	3,718,574.01	3,118,783.79	2,857,145.00	0.00	9,694,502.80	35,536,643.75	0.00	25,842,140.95
2019-3	1,371,431,000.00	28,166,918.85	2,432,892.14	2,495,029.57	2,285,718.33	0.00	7,213,640.04	27,887,373.91	0.00	20,673,733.87

Total	17,228,593,000.00	353,846,734.43	34,074,973.01	31,343,792.78	28,714,321.67	0.00	94,133,087.46	353,846,734.43	0.00	259,713,646.97

Group 2
2012-A	1,192,000.00	24,481.70	2,172.70	2,168.60	1,986.67	0.00	6,327.97	24,484.69	0.00	18,156.72
2017-2	804,599,000.00	16,525,129.40	1,509,807.54	1,463,798.25	1,340,998.33	0.00	4,314,604.12	16,570,375.51	0.00	12,255,771.39
2017-5	574,715,000.00	11,803,693.20	1,043,954.50	1,045,572.78	957,858.33	0.00	3,047,385.61	11,801,529.79	0.00	8,754,144.18
2018-3	574,715,000.00	11,803,693.20	1,015,225.96	1,045,572.78	957,858.33	0.00	3,018,657.07	11,772,801.25	0.00	8,754,144.18
2018-5	689,656,000.00	14,164,390.76	1,231,497.20	1,254,683.70	1,149,426.67	0.00	3,635,607.57	14,140,550.12	0.00	10,504,942.55
2018-7	603,451,000.00	12,393,882.99	1,090,319.81	1,097,851.87	1,005,751.66	0.00	3,193,923.34	12,385,778.54	0.00	9,191,855.20
2018-9	574,715,000.00	11,803,693.20	1,050,549.05	1,045,572.78	957,858.33	0.00	3,053,980.16	11,808,124.34	0.00	8,754,144.18
2019-4	919,543,000.00	18,885,888.57	1,689,107.03	1,672,914.63	1,532,571.66	0.00	4,894,593.32	18,901,208.78	0.00	14,006,615.46

Total	4,742,586,000.00	97,404,853.02	8,632,633.79	8,628,135.39	7,904,309.98	0.00	25,165,079.16	97,404,853.02	0.00	72,239,773.86

Trust Total	21,971,179,000.00	451,251,587.45	42,707,606.80	39,971,928.17	36,618,631.65	0.00	119,298,166.62	451,251,587.45	0.00	331,953,420.83

	Group Investor Finance Charge Collections	Group Expenses	Group Reallocable Investor Finance Charge Collections
Group 1	353,846,734.43	94,133,087.46	259,713,646.97
Group 2	97,404,853.02	25,165,079.16	72,239,773.86

D.	Trust Performance

Delinquencies:

	Dollar Amount	Percentage of Ending Total Receivables	Number of Accounts	Percentage of Total Number of Accounts
31-60 Days Delinquent	93,941,738	0.30%	13,492	0.08%
61-90 Days Delinquent	73,944,385	0.24%	9,023	0.06%
91-120 Days Delinquent	61,441,226	0.20%	7,126	0.04%
120+ Days Delinquent	99,523,648	0.32%	11,131	0.07%
Total 30+ Days Delinquent	328,850,996	1.05%	40,772	0.25%

Loss Experience:

Ending Principal Receivables Balance	30,124,009,253.79
Defaulted Amount	54,689,162.89
Recoveries	13,202,672.14
Net Default Amount	41,486,490.75
Annualized Default Rate	2.21%
Annualized Recovery Rate	0.53%
Annualized Default Rate, Net of Recoveries	1.68%
Number of Accounts Experiencing a Loss	9,663
Number of Accounts Experiencing a Recovery	30,832
Average Net Default Amount per Account Experiencing a Loss	4,293.33

E.	Repurchases and Replacements

Information required by Rule 15Ga-1(a) concerning the Trust:

No activity to report for reporting period.

Most recent Form ABS-15G:

Form ABS-15G filed on Feb 08, 2019 under CIK number 0001283434

F.	Asset Review

Information required by Item 1121(d)(1) of Regulation AB concerning the Trust:

No activity to report for reporting period.

Information required by Item 1121(d)(2) of Regulation AB concerning the Trust:

There has been no change to the Asset Representation Reviewer during the reporting period.

G.	Investor Communication

Information required by Item 1121(e) of Regulation AB concerning the Trust:

No activity to report for reporting period.

H.	Credit Risk Retention

	As of the last day of the Monthly Period	As of the last day of the Prior Monthly Period
Required Seller’s Interest Amount	1,073,033,750.00	1,073,033,750.00
Seller’s Interest Amount	8,152,830,253.79	8,089,552,172.97
Seller’s Interest Percentage	37.99%	37.69%

Series 2012-A Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,630,881.60	1,192,000.00	438,881.60
Beginning Adjusted Invested Amount	N/A	1,192,000.00	N/A
Floating Allocation Percentage	N/A	73.0893%	26.9107%
Principal Allocation Percentage	N/A	73.0893%	26.9107%
Collections of Finance Charge Receivables	33,495.60	24,481.70	9,013.90
Collections of Principal Receivables	587,515.04	429,410.65	158,104.39
Defaulted Amount	2,967.05	2,168.60	798.45

Ending Invested Amount / Transferor Amount	1,634,314.62	1,192,000.00	442,314.62

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account Withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	November 13, 2019	November 13, 2019
Increase LIBOR Determination Date	N/A	N/A	N/A
Coupon (11/15/19 to 12/15/19)	N/A	2.61538%	2.91538%
Monthly Interest Due	1,855.26	121.62	195.82	2,172.70
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,855.26	121.62	195.82	2,172.70
Investor Default Amount	1,819.30	98.24	251.06	2,168.60
Investor Monthly Fees Due	1,666.67	90.00	230.00	1,986.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Additional Transaction Costs (not included in Monthly Interest)	0.00	0.00		0.00
Total Due	5,341.23	309.86	676.88	6,327.97
Reallocated Investor Finance Charge Collections				24,484.69
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				22.7779%
Base Rate				4.1085%
Excess Spread Percentage				18.2786%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000.00	54,000.00	138,000.00	1,192,000.00
Invested Amount Increases	0.00	0.00	0.00	0.00
Distributions of Interest	1,855.26	121.62	195.82	2,172.70
Deposits to the Principal Funding Account	1,000,000.00	54,000.00	138,000.00	1,192,000.00
Distributions of Principal	1,000,000.00	54,000.00	138,000.00	1,192,000.00
Total Distributions	1,001,855.26	54,121.62	138,195.82	1,194,172.70
Ending Certificates Balance	0.00	0.00	0.00	0.00

D.	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 certificate principal amount.

	1.	The total amount of the distribution:	$1,001.86

	2.	The amount of the distribution in respect of Class A Monthly Interest:	$1.86

	3.	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	4.	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	5.	The amount of the distribution in respect of principal of the Class A Certificates:	$1,000.00

	6.	The amount of the distribution in respect of Class A Additional Transaction Costs (not included in Class A Monthly Interest):	$0.00

E.	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	1.	The total amount of Class A Investor Charge-Offs:	$0.00

	2.	The amount of Class A Investor Charge-Offs per $1,000 certificate principal amount:	$0.00

	3.	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	4.	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 certificate principal amount:	$0.00

	5.	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F.	Information regarding distributions in respect of the Class B Certificates per $1,000 certificate principal amount.

	1.	The total amount of the distribution in respect of Class B Certificates:	$1,002.25

	2.	The amount of the distribution in respect of Class B Monthly Interest:	$2.25

	3.	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	4.	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	5.	The amount of the distribution in respect of principal of the Class B Certificates:	$1,000.00

	6.	The amount of the distribution in respect of Class B Additional Transaction Costs (not included in Class B Monthly Interest):	$0.00

G.	Amount of reductions in Class B Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Class B Invested Amount on such Distribution Date.

	1.	The amount of reductions in Class B Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Class B Invested Amount:	$0.00

	2.	The amount of the reductions in the Class B Invested Amount per $1,000 certificate principal amount:	$0.00

	3.	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	4.	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 certificate principal amount:	$0.00

	5.	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H.	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	1.	The total amount distributed to the Collateral Interest Holder:	$156,352.54

	2.	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$195.82

	3.	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	4.	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$138,000.00

	5.	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$18,156.72

I.	Amount of reductions in Collateral Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Collateral Invested Amount.

	1.	The amount of reductions in the Collateral Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Collateral Invested Amount:	$0.00

	2.	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$20,540.84

		a.	Class A Monthly Interest	$1,855.26

		b.	Class A Outstanding Monthly Interest	$0.00

		c.	Class A Additional Interest	$0.00

		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,819.30

		e.	Excess Spread	$16,866.28

	2.	Class B Available Funds		$1,109.21

		a.	Class B Monthly Interest	$121.62

		b.	Class B Outstanding Monthly Interest	$0.00

		c.	Class B Additional Interest	$0.00

		d.	Excess Spread	$987.59

	3.	Collateral Available Funds		$2,834.64

		a.	Excess Spread	$2,834.64

	4.	Total Excess Spread		$20,688.51

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		73.0893%

	2.	Series 2012-A Allocable Principal Collections		$587,515.04

	3.	Principal Allocation Percentage of Series 2012-A Allocable Principal Collections		$429,410.65

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$429,410.65

	6.	Shared Principal Collections from other Series allocated to Series 2012-A		$760,420.75

	7.	Other amounts treated as Available Principal Collections		$2,168.60

	8.	Available Principal Collections (total of items 5, 6 & 7)		$1,192,000.00

L.	Application of Available Principal Collections during Revolving Period

	1.	Treated as Shared Principal Collections		N/A

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$1,054,000.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$138,000.00

	3.	Distribution of Principal		$1,192,000.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread, Excess Finance Charge Collections and Available Interest Reserve Account Amount Allocated to Series 2012-A

	1.	Excess Spread	$20,688.51

	2.	Excess Finance Charge Collections	$0.00

	3.	Available Interest Reserve Account Amount	$0.00

	4.	Applied to fund Class A Required Amount	$0.00

	5.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00

	6.	Applied to fund overdue Class B Interest	$0.00

	7.	Applied to fund Class B Required Amount	$98.24

	8.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00

	9.	Applied to Collateral Senior Minimum Monthly Interest	$195.82

	10.	Applied to unpaid Monthly Servicing Fee	$1,986.67

	11.	Collateral Default Amount treated as Available Principal Collections	$251.06

	12.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00

	13.	Deposited to Reserve Account	$0.00

	14.	Applied to pay Class A Additional Transaction Costs (not included in Class A Monthly Interest)	$0.00

	15.	Applied to pay Class B Additional Transaction Costs (not included in Class B Monthly Interest)	$0.00

	16.	Remaining Excess Spread distributed to Collateral Interest Holder(s)	$18,156.72

	17.	Available Excess Overpayment Account Amount distributed to Collateral Interest Holder(s)	$0.00

O.	Funding of Interest Reserve Account on the Interest Reserve Account Funding Date (if applicable)

	1.	Interest Reserve Account Opening Balance	$0.00

	2.	Excess of Excess Finance Charge Collections over aggregate Finance Charge Shortfalls	$311,636,945.54

	3.	Deposited to Interest Reserve Account	$89.86

	4.	Remaining Excess Finance Charge Collections distributed to the holders of the Transferor Certificates	$311,636,855.68

P.	Funding of Excess Overpayment Account Amount

	1.	Excess Overpayment Account Opening Balance	$0.00

	2.	Amount deposited into Excess Overpayment Account in respect of Class A Certificates	$0.00

	3.	Amount deposited into Excess Overpayment Account in respect of Class B Certificates	$0.00

	4.	Remaining Excess Finance Charge Collections distributed to the holders of the Transferor Certificates	$0.00

	5.	Available Excess Overpayment Account Amount distributed to the Collateral Interest Holder	$0.00

Q.	Yield and Base Rate

	1.	Base Rate

		a.	Current Monthly Period	4.1085%

		b.	Prior Monthly Period	4.1567%

		c.	Second Prior Monthly Period	N/A

	2.	Three Month Average Base Rate		N/A

	3.	Series Adjusted Portfolio Yield

		a.	Current Monthly Period	22.7779%

		b.	Prior Monthly Period	20.4650%

		c.	Second Prior Monthly Period	N/A

	4.	Three Month average Series Adjusted Portfolio Yield		N/A

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average base rate?		N/A

R.	Reassignment Amount

	1.	Adjusted Invested Amount		1,192,000.00

	2.	Monthly Interest		2,535.16

	3.	Monthly Interest previously due but not paid		0.00

	4.	Additional Interest		0.00

	5.	Additional Interest previously due but not paid		0.00

	6.	Reassignment Amount		1,194,535.16

Series 2017-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	3,596,385,351.99	2,628,573,000.00	967,812,351.99
Beginning Adjusted Invested Amount	N/A	2,628,573,000.00	N/A
Floating Allocation Percentage	N/A	73.0893%	26.9107%
Principal Allocation Percentage	N/A	73.0893%	26.9107%
Collections of Finance Charge Receivables	73,863,792.16	53,986,531.13	19,877,261.03
Collections of Principal Receivables	1,295,575,638.18	946,927,208.48	348,648,429.70
Defaulted Amount	6,542,864.95	4,782,134.41	1,760,730.54

Ending Invested Amount / Transferor Amount	3,603,955,772.07	2,628,573,000.00	975,382,772.07

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	11,500,000.00	0.00	0.00	11,500,000.00
Reserve Account Opening Balance	11,500,000.00	0.00	0.00	11,500,000.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	11,500,000.00	0.00	0.00	11,500,000.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon November 15, 2019 to December 15, 2019	1.93000%	2.10000%	2.35000%
Monthly Interest Due	3,699,166.67	172,501.00	257,381.79	4,129,049.46
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	3,699,166.67	172,501.00	257,381.79	4,129,049.46
Investor Default Amount	4,184,365.11	179,330.97	418,438.33	4,782,134.41
Investor Monthly Fees Due	3,833,333.33	164,286.67	383,335.00	4,380,955.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	11,716,865.11	516,118.64	1,059,155.12	13,292,138.87
Reallocated Investor Finance Charge Collections				52,916,748.97
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				22.2797%
Base Rate				3.8119%
Excess Spread Percentage				18.0895%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	2,300,000,000.00	98,572,000.00	230,001,000.00	2,628,573,000.00
Distributions of Interest	3,699,166.67	172,501.00	257,381.79	4,129,049.46
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	3,699,166.67	172,501.00	257,381.79	4,129,049.46
Ending Certificates Balance	2,300,000,000.00	98,572,000.00	230,001,000.00	2,628,573,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$1.61

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$1.61

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$1.75

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$1.75

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$39,881,991.89

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$257,381.79

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$39,624,610.10

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$46,302,127.67

		a.	Class A Monthly Interest	$3,699,166.67

		b.	Class A Outstanding Monthly Interest	$0.00

		c.	Class A Additional Interest	$0.00

		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$4,184,365.11

		e.	Excess Spread	$38,418,595.89

	2.	Class B Available Funds		$1,984,388.40

		a.	Class B Monthly Interest	$172,501.00

		b.	Class B Outstanding Monthly Interest	$0.00

		c.	Class B Additional Interest	$0.00

		d.	Excess Spread	$1,811,887.40

	3.	Collateral Available Funds		$4,630,232.90

		a.	Excess Spread	$4,630,232.90

	4.	Total Excess Spread		$44,860,716.19

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		73.0893%

	2.	Series 2017-1 Allocable Principal Collections		$1,295,575,638.18

	3.	Principal Allocation Percentage of Series 2017-1 Allocable Principal Collections		$946,927,208.48

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$946,927,208.48

	6.	Shared Principal Collections from other Series allocated to Series 2017-1		$0.00

	7.	Other amounts treated as Available Principal Collections:		$4,782,134.41

	8.	Available Principal Collections (total of items 5, 6 and 7)		$951,709,342.89

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$230,001,000.00

	2.	Required Collateral Invested Amount		$230,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$951,709,342.89

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2017-1

	1.	Excess Spread		$44,860,716.19
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$179,330.97
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$257,381.79
	9.	Applied to unpaid Monthly Servicing Fee		$4,380,955.00
	10.	Collateral Default Amount treated as Available Principal Collections		$418,438.33
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$39,624,610.10

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	3.8119%
		b.	Prior Monthly Period	3.8119%
		c.	Second Prior Monthly Period	4.0748%
	2.	Three Month Average Base Rate		3.8995%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	22.2797%
		b.	Prior Monthly Period	21.2131%
		c.	Second Prior Monthly Period	22.5025%
	4.	Three Month average Series Adjusted Portfolio Yield		21.9984%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$2,628,573,000.00
		Monthly Interest		$4,592,337.86
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$2,633,165,337.86

Series 2017-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,100,843,711.71	804,599,000.00	296,244,711.71
Beginning Adjusted Invested Amount	N/A	804,599,000.00	N/A
Floating Allocation Percentage	N/A	73.0893%	26.9107%
Principal Allocation Percentage	N/A	73.0893%	26.9107%
Collections of Finance Charge Receivables	22,609,504.59	16,525,129.40	6,084,375.19
Collections of Principal Receivables	396,572,156.42	289,851,826.46	106,720,329.96
Defaulted Amount	2,002,753.05	1,463,798.25	538,954.80

Ending Invested Amount / Transferor Amount	1,103,160,996.58	804,599,000.00	298,561,996.58

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	November 13, 2019	November 13, 2019	November 13, 2019
Coupon November 15, 2019 to December 15, 2019	2.21538%	2.41538%	2.66538%
Monthly Interest Due	1,335,381.83	54,389.66	120,036.05	1,509,807.54
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,335,381.83	54,389.66	120,036.05	1,509,807.54
Investor Default Amount	1,273,502.42	47,574.41	142,721.42	1,463,798.25
Investor Monthly Fees Due	1,166,666.67	43,583.33	130,748.33	1,340,998.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,775,550.92	145,547.40	393,505.80	4,314,604.12
Reallocated Investor Finance Charge Collections				16,570,375.51
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				22.8433%
Base Rate				4.1718%
Excess Spread Percentage				18.2786%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	700,000,000.00	26,150,000.00	78,449,000.00	804,599,000.00
Distributions of Interest	1,335,381.83	54,389.66	120,036.05	1,509,807.54
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,335,381.83	54,389.66	120,036.05	1,509,807.54
Ending Certificates Balance	700,000,000.00	26,150,000.00	78,449,000.00	804,599,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$1.91

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$1.91

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$2.08

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$2.08

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$12,375,807.44

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$120,036.05

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$12,255,771.39

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$14,416,203.42

		a.	Class A Monthly Interest	$1,335,381.83

		b.	Class A Outstanding Monthly Interest	$0.00

		c.	Class A Additional Interest	$0.00

		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,273,502.42

		e.	Excess Spread	$11,807,319.17

	2.	Class B Available Funds		$538,548.17

		a.	Class B Monthly Interest	$54,389.66

		b.	Class B Outstanding Monthly Interest	$0.00

		c.	Class B Additional Interest	$0.00

		d.	Excess Spread	$484,158.51

	3.	Collateral Available Funds		$1,615,623.92

		a.	Excess Spread	$1,615,623.92

	4.	Total Excess Spread		$13,907,101.60

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		73.0893%

	2.	Series 2017-2 Allocable Principal Collections		$396,572,156.42

	3.	Principal Allocation Percentage of Series 2017-2 Allocable Principal Collections		$289,851,826.46

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$289,851,826.46

	6.	Shared Principal Collections from other Series allocated to Series 2017-2		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,463,798.25

	8.	Available Principal Collections (total of items 5, 6 and 7)		$291,315,624.71

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$78,449,000.00

	2.	Required Collateral Invested Amount		$78,449,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$291,315,624.71

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2017-2

	1.	Excess Spread		$13,907,101.60

	2.	Excess Finance Charge Collections		$0.00

	3.	Applied to fund Class A Required Amount		$0.00

	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00

	5.	Applied to fund overdue Class B Interest		$0.00

	6.	Applied to fund Class B Required Amount		$47,574.41

	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00

	8.	Applied to Collateral Senior Minimum Monthly Interest		$120,036.05

	9.	Applied to unpaid Monthly Servicing Fee		$1,340,998.33

	10.	Collateral Default Amount treated as Available Principal Collections		$142,721.42

	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00

	12.	Deposited to Reserve Account		$0.00

	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$12,255,771.39

O.	Yield and Base Rate

	1.	Base Rate

		a.	Current Monthly Period	4.1718%
		b.	Prior Monthly Period	4.3171%
		c.	Second Prior Monthly Period	4.5642%

	2.	Three Month Average Base Rate		4.3510%

	3.	Series Adjusted Portfolio Yield

		a.	Current Monthly Period	22.8433%
		b.	Prior Monthly Period	21.7579%
		c.	Second Prior Monthly Period	23.1391%
	4.	Three Month average Series Adjusted Portfolio Yield		22.5801%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$804,599,000.00
		Monthly Interest		$1,650,891.71
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$806,249,891.71

Series 2017-3 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,658,204,293.40	1,942,863,000.00	715,341,293.40
Beginning Adjusted Invested Amount	N/A	1,942,863,000.00	N/A
Floating Allocation Percentage	N/A	73.0893%	26.9107%
Principal Allocation Percentage	N/A	73.0893%	26.9107%
Collections of Finance Charge Receivables	54,595,108.76	39,903,184.66	14,691,924.10
Collections of Principal Receivables	957,601,699.15	699,904,410.90	257,697,288.25
Defaulted Amount	4,836,042.30	3,534,629.63	1,301,412.67

Ending Invested Amount / Transferor Amount	2,663,799,834.81	1,942,863,000.00	720,936,834.81

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon November 15, 2019 to December 15, 2019	1.77000%	1.92000%	2.20000%
Monthly Interest Due	2,507,500.00	116,574.40	178,099.17	2,802,173.57
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,507,500.00	116,574.40	178,099.17	2,802,173.57
Investor Default Amount	3,092,791.60	132,551.59	309,286.44	3,534,629.63
Investor Monthly Fees Due	2,833,333.33	121,431.67	283,340.00	3,238,105.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	8,433,624.93	370,557.66	770,725.61	9,574,908.20
Reallocated Investor Finance Charge Collections				38,862,734.27
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				22.1233%
Base Rate				3.6605%
Excess Spread Percentage				18.0895%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,700,000,000.00	72,859,000.00	170,004,000.00	1,942,863,000.00
Distributions of Interest	2,507,500.00	116,574.40	178,099.17	2,802,173.57
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	2,507,500.00	116,574.40	178,099.17	2,802,173.57
Ending Certificates Balance	1,700,000,000.00	72,859,000.00	170,004,000.00	1,942,863,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$1.48

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$1.48

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$1.60

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$1.60

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$29,465,925.24

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$178,099.17

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$29,287,826.07

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$34,004,789.97

		a.	Class A Monthly Interest	$2,507,500.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$3,092,791.60
		e.	Excess Spread	$28,404,498.37

	2.	Class B Available Funds		$1,457,385.29

		a.	Class B Monthly Interest	$116,574.40
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,340,810.89

	3.	Collateral Available Funds		$3,400,559.01

		a.	Excess Spread	$3,400,559.01

	4.	Total Excess Spread		$33,145,868.27

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		73.0893%

	2.	Series 2017-3 Allocable Principal Collections		$957,601,699.15

	3.	Principal Allocation Percentage of Series 2017-3 Allocable Principal Collections		$699,904,410.90

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$699,904,410.90

	6.	Shared Principal Collections from other Series allocated to Series 2017-3		$0.00

	7.	Other amounts treated as Available Principal Collections:		$3,534,629.63

	8.	Available Principal Collections (total of items 5, 6 and 7)		$703,439,040.53

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$170,004,000.00

	2.	Required Collateral Invested Amount		$170,004,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$703,439,040.53

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2017-3

	1.	Excess Spread		$33,145,868.27

	2.	Excess Finance Charge Collections		$0.00

	3.	Applied to fund Class A Required Amount		$0.00

	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00

	5.	Applied to fund overdue Class B Interest		$0.00

	6.	Applied to fund Class B Required Amount		$132,551.59

	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00

	8.	Applied to Collateral Senior Minimum Monthly Interest		$178,099.17

	9.	Applied to unpaid Monthly Servicing Fee		$3,238,105.00

	10.	Collateral Default Amount treated as Available Principal Collections		$309,286.44

	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00

	12.	Deposited to Reserve Account		$0.00

	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$29,287,826.07

O.	Yield and Base Rate

	1.	Base Rate

		a.	Current Monthly Period	3.6605%
		b.	Prior Monthly Period	3.6605%
		c.	Second Prior Monthly Period	3.9130%

	2.	Three Month Average Base Rate		3.7447%

	3.	Series Adjusted Portfolio Yield

		a.	Current Monthly Period	22.1233%
		b.	Prior Monthly Period	21.0618%
		c.	Second Prior Monthly Period	22.3461%
	4.	Three Month average Series Adjusted Portfolio Yield		21.8437%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$1,942,863,000.00
		Monthly Interest		$3,138,539.29
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,946,001,539.29

Series 2017-5 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	786,318,891.49	574,715,000.00	211,603,891.49
Beginning Adjusted Invested Amount	N/A	574,715,000.00	N/A
Floating Allocation Percentage	N/A	73.0893%	26.9107%
Principal Allocation Percentage	N/A	73.0893%	26.9107%
Collections of Finance Charge Receivables	16,149,686.28	11,803,693.20	4,345,993.08
Collections of Principal Receivables	283,266,530.13	207,037,533.53	76,228,996.60
Defaulted Amount	1,430,541.45	1,045,572.78	384,968.67

Ending Invested Amount / Transferor Amount	787,974,099.08	574,715,000.00	213,259,099.08

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	November 13, 2019	November 13, 2019	November 13, 2019
Coupon November 15, 2019 to December 15, 2019	2.14538%	2.34538%	2.56538%
Monthly Interest Due	923,705.28	37,724.72	82,524.50	1,043,954.50
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	923,705.28	37,724.72	82,524.50	1,043,954.50
Investor Default Amount	909,644.59	33,982.50	101,945.69	1,045,572.78
Investor Monthly Fees Due	833,333.33	31,131.67	93,393.33	957,858.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,666,683.20	102,838.89	277,863.52	3,047,385.61
Reallocated Investor Finance Charge Collections				11,801,529.79
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				22.7703%
Base Rate				4.1011%
Excess Spread Percentage				18.2786%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	18,679,000.00	56,036,000.00	574,715,000.00
Distributions of Interest	923,705.28	37,724.72	82,524.50	1,043,954.50
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	923,705.28	37,724.72	82,524.50	1,043,954.50
Ending Certificates Balance	500,000,000.00	18,679,000.00	56,036,000.00	574,715,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$1.85

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$1.85

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$2.02

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$2.02

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$8,836,668.68

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$82,524.50

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$8,754,144.18

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$10,267,288.82

		a.	Class A Monthly Interest	$923,705.28

		b.	Class A Outstanding Monthly Interest	$0.00

		c.	Class A Additional Interest	$0.00

		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$909,644.59

		e.	Excess Spread	$8,433,938.95

	2.	Class B Available Funds		$383,565.38

		a.	Class B Monthly Interest	$37,724.72

		b.	Class B Outstanding Monthly Interest	$0.00

		c.	Class B Additional Interest	$0.00

		d.	Excess Spread	$345,840.66

	3.	Collateral Available Funds		$1,150,675.59

		a.	Excess Spread	$1,150,675.59

	4.	Total Excess Spread		$9,930,455.20

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		73.0893%

	2.	Series 2017-5 Allocable Principal Collections		$283,266,530.13

	3.	Principal Allocation Percentage of Series 2017-5 Allocable Principal Collections		$207,037,533.53

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$207,037,533.53

	6.	Shared Principal Collections from other Series allocated to Series 2017-5		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,045,572.78

	8.	Available Principal Collections (total of items 5, 6 and 7)		$208,083,106.31

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$56,036,000.00

	2.	Required Collateral Invested Amount		$56,036,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$208,083,106.31

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2017-5

	1.	Excess Spread		$9,930,455.20
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$33,982.50
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$82,524.50
	9.	Applied to unpaid Monthly Servicing Fee		$957,858.33
	10.	Collateral Default Amount treated as Available Principal Collections		$101,945.69
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$8,754,144.18

O.	Yield and Base Rate

	1.	Base Rate

		a.	Current Monthly Period	4.1011%
		b.	Prior Monthly Period	4.2464%
		c.	Second Prior Monthly Period	4.4936%
	2.	Three Month Average Base Rate		4.2804%

	3.	Series Adjusted Portfolio Yield

		a.	Current Monthly Period	22.7703%
		b.	Prior Monthly Period	21.6872%
		c.	Second Prior Monthly Period	23.0708%
	4.	Three Month average Series Adjusted Portfolio Yield		22.5094%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$574,715,000.00
		Monthly Interest		$1,136,688.88
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$575,851,688.88

Series 2017-6 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,736,378,523.24	2,000,000,000.00	736,378,523.24
Beginning Adjusted Invested Amount	N/A	2,000,000,000.00	N/A
Floating Allocation Percentage	N/A	73.0893%	26.9107%
Principal Allocation Percentage	N/A	73.0893%	26.9107%
Collections of Finance Charge Receivables	56,200,677.83	41,076,683.91	15,123,993.92
Collections of Principal Receivables	985,763,483.22	720,487,662.69	265,275,820.53
Defaulted Amount	4,978,263.83	3,638,578.35	1,339,685.48

Ending Invested Amount / Transferor Amount	2,742,138,622.04	2,000,000,000.00	742,138,622.04

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon November 15, 2019 to December 15, 2019	2.04000%	2.20000%	2.45000%
Monthly Interest Due	2,975,000.00	137,500.00	204,166.67	3,316,666.67
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,975,000.00	137,500.00	204,166.67	3,316,666.67
Investor Default Amount	3,183,756.05	136,446.69	318,375.61	3,638,578.35
Investor Monthly Fees Due	2,916,666.67	125,000.00	291,666.67	3,333,333.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	9,075,422.72	398,946.69	814,208.95	10,288,578.36
Reallocated Investor Finance Charge Collections				40,437,720.19
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				22.3861%
Base Rate				3.9149%
Excess Spread Percentage				18.0895%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,750,000,000.00	75,000,000.00	175,000,000.00	2,000,000,000.00
Distributions of Interest	2,975,000.00	137,500.00	204,166.67	3,316,666.67
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	2,975,000.00	137,500.00	204,166.67	3,316,666.67
Ending Certificates Balance	1,750,000,000.00	75,000,000.00	175,000,000.00	2,000,000,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$1.70

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$1.70

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$1.83

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$1.83

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$30,353,308.51

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$204,166.67

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$30,149,141.84

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$35,383,005.17

		a.	Class A Monthly Interest	$2,975,000.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$3,183,756.05
		e.	Excess Spread	$29,224,249.12

	2.	Class B Available Funds		$1,516,414.51

		a.	Class B Monthly Interest	$137,500.00
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,378,914.51

	3.	Collateral Available Funds		$3,538,300.52

		a.	Excess Spread	$3,538,300.52

	4.	Total Excess Spread		$34,141,464.15

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		73.0893%

	2.	Series 2017-6 Allocable Principal Collections		$985,763,483.22

	3.	Principal Allocation Percentage of Series 2017-6 Allocable Principal Collections		$720,487,662.69

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$720,487,662.69

	6.	Shared Principal Collections from other Series allocated to Series 2017-6		$0.00

	7.	Other amounts treated as Available Principal Collections:		$3,638,578.35

	8.	Available Principal Collections (total of items 5, 6 and 7)		$724,126,241.04

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$175,000,000.00

	2.	Required Collateral Invested Amount		$175,000,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$724,126,241.04

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2017-6
	1.	Excess Spread		$34,141,464.15
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$136,446.69
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$204,166.67
	9.	Applied to unpaid Monthly Servicing Fee		$3,333,333.34
	10.	Collateral Default Amount treated as Available Principal Collections		$318,375.61
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$30,149,141.84

O.	Yield and Base Rate

	1.	Base Rate

		a.	Current Monthly Period	3.9149%
		b.	Prior Monthly Period	3.9149%
		c.	Second Prior Monthly Period	4.1849%

	2.	Three Month Average Base Rate		4.0049%

	3.	Series Adjusted Portfolio Yield

		a.	Current Monthly Period	22.3861%
		b.	Prior Monthly Period	21.3161%
		c.	Second Prior Monthly Period	22.6090%

	4.	Three Month average Series Adjusted Portfolio Yield		22.1038%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$2,000,000,000.00
		Monthly Interest		$3,651,041.67
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$2,003,651,041.67

Series 2017-7 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,172,733,848.27	857,143,000.00	315,590,848.27
Beginning Adjusted Invested Amount	N/A	857,143,000.00	N/A
Floating Allocation Percentage	N/A	73.0893%	26.9107%
Principal Allocation Percentage	N/A	73.0893%	26.9107%
Collections of Finance Charge Receivables	24,086,008.80	17,604,296.04	6,481,712.76
Collections of Principal Receivables	422,470,134.65	308,780,478.33	113,689,656.32
Defaulted Amount	2,133,542.00	1,559,390.98	574,151.02

Ending Invested Amount / Transferor Amount	1,175,202,462.45	857,143,000.00	318,059,462.45

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon November 15, 2019 to December 15, 2019	2.35000%	2.54000%	2.80000%
Monthly Interest Due	1,468,750.00	68,036.02	99,999.67	1,636,785.69
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,468,750.00	68,036.02	99,999.67	1,636,785.69
Investor Default Amount	1,364,466.88	58,477.41	136,446.69	1,559,390.98
Investor Monthly Fees Due	1,250,000.00	53,571.67	125,000.00	1,428,571.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,083,216.88	180,085.10	361,446.36	4,624,748.34
Reallocated Investor Finance Charge Collections				17,545,811.28
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				22.6918%
Base Rate				4.2107%
Excess Spread Percentage				18.0895%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	750,000,000.00	32,143,000.00	75,000,000.00	857,143,000.00
Distributions of Interest	1,468,750.00	68,036.02	99,999.67	1,636,785.69
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,468,750.00	68,036.02	99,999.67	1,636,785.69
Ending Certificates Balance	750,000,000.00	32,143,000.00	75,000,000.00	857,143,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$1.96

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$1.96

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$2.12

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$2.12

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$13,021,062.61

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$99,999.67

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$12,921,062.94

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$15,352,582.31

		a.	Class A Monthly Interest	$1,468,750.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,364,466.88
		e.	Excess Spread	$12,519,365.43

	2.	Class B Available Funds		$657,970.74

		a.	Class B Monthly Interest	$68,036.02
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$589,934.72

	3.	Collateral Available Funds		$1,535,258.23

		a.	Excess Spread	$1,535,258.23

	4.	Total Excess Spread		$14,644,558.38

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		73.0893%

	2.	Series 2017-7 Allocable Principal Collections		$422,470,134.65

	3.	Principal Allocation Percentage of Series 2017-7 Allocable Principal Collections		$308,780,478.33

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$308,780,478.33

	6.	Shared Principal Collections from other Series allocated to Series 2017-7		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,559,390.98

	8.	Available Principal Collections (total of items 5, 6 and 7)		$310,339,869.31

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$75,000,000.00

	2.	Required Collateral Invested Amount		$75,000,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$310,339,869.31

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2017-7
	1.	Excess Spread		$14,644,558.38
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$58,477.41
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$99,999.67
	9.	Applied to unpaid Monthly Servicing Fee		$1,428,571.67
	10.	Collateral Default Amount treated as Available Principal Collections		$136,446.69
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$12,921,062.94

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	4.2107%
		b.	Prior Monthly Period	4.2107%
		c.	Second Prior Monthly Period	4.5011%

	2.	Three Month Average Base Rate		4.3075%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	22.6918%
		b.	Prior Monthly Period	21.6120%
		c.	Second Prior Monthly Period	22.9147%

	4.	Three Month average Series Adjusted Portfolio Yield		22.4062%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$857,143,000.00
		Monthly Interest		$1,797,232.83
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$858,940,232.83

Series 2018-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,563,648,779.54	1,142,860,000.00	420,788,779.54
Beginning Adjusted Invested Amount	N/A	1,142,860,000.00	N/A
Floating Allocation Percentage	N/A	73.0893%	26.9107%
Principal Allocation Percentage	N/A	73.0893%	26.9107%
Collections of Finance Charge Receivables	32,114,753.33	23,472,449.49	8,642,303.84
Collections of Principal Receivables	563,294,827.21	411,708,265.08	151,586,562.13
Defaulted Amount	2,844,729.30	2,079,192.83	765,536.47

Ending Invested Amount / Transferor Amount	1,566,940,272.79	1,142,860,000.00	424,080,272.79

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	5,000,000.00	0.00	0.00	5,000,000.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	5,000,000.00	0.00	0.00	5,000,000.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	5,000,000.00	0.00	0.00	5,000,000.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon November 15, 2019 to December 15, 2019	2.67000%	2.82000%	3.07000%
Monthly Interest Due	2,225,000.00	100,716.30	146,193.40	2,471,909.70
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,225,000.00	100,716.30	146,193.40	2,471,909.70
Investor Default Amount	1,819,289.17	77,971.10	181,932.56	2,079,192.83
Investor Monthly Fees Due	1,666,666.67	71,430.00	166,670.00	1,904,766.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,710,955.84	250,117.40	494,795.96	6,455,869.20
Reallocated Investor Finance Charge Collections				23,683,993.32
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				23.0001%
Base Rate				4.5090%
Excess Spread Percentage				18.0895%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	42,858,000.00	100,002,000.00	1,142,860,000.00
Distributions of Interest	2,225,000.00	100,716.30	146,193.40	2,471,909.70
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	2,225,000.00	100,716.30	146,193.40	2,471,909.70
Ending Certificates Balance	1,000,000,000.00	42,858,000.00	100,002,000.00	1,142,860,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$2.23

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$2.23

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$2.35

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$2.35

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$12,374,317.52

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$146,193.40

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$12,228,124.12

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$20,723,442.35

		a.	Class A Monthly Interest	$2,225,000.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,819,289.17
		e.	Excess Spread	$16,679,153.18

	2.	Class B Available Funds		$888,165.29

		a.	Class B Monthly Interest	$100,716.30
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$787,448.99

	3.	Collateral Available Funds		$2,072,385.68

		a.	Excess Spread	$2,072,385.68

	4.	Total Excess Spread		$19,538,987.85

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		73.0893%

	2.	Series 2018-1 Allocable Principal Collections		$563,294,827.21

	3.	Principal Allocation Percentage of Series 2018-1 Allocable Principal Collections		$411,708,265.08

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$411,708,265.08

	6.	Shared Principal Collections from other Series allocated to Series 2018-1		$0.00

	7.	Other amounts treated as Available Principal Collections:		$2,079,192.83

	8.	Available Principal Collections (total of items 5, 6 and 7)		$413,787,457.91

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$100,002,000.00

	2.	Required Collateral Invested Amount		$100,002,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$413,787,457.91

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-1
	1.	Excess Spread		$19,538,987.85
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$77,971.10
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$146,193.40
	9.	Applied to unpaid Monthly Servicing Fee		$1,904,766.67
	10.	Collateral Default Amount treated as Available Principal Collections		$181,932.56
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$5,000,000.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$12,228,124.12

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	4.5090%
		b.	Prior Monthly Period	4.5090%
		c.	Second Prior Monthly Period	4.8200%
	2.	Three Month Average Base Rate		4.6127%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	23.0001%
		b.	Prior Monthly Period	21.9102%
		c.	Second Prior Monthly Period	23.2229%
	4.	Three Month average Series Adjusted Portfolio Yield		22.7111%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$1,142,860,000.00
		Monthly Interest		$2,669,056.50
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,145,529,056.50

Series 2018-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	781,824,389.77	571,430,000.00	210,394,389.77
Beginning Adjusted Invested Amount	N/A	571,430,000.00	N/A
Floating Allocation Percentage	N/A	73.0893%	26.9107%
Principal Allocation Percentage	N/A	73.0893%	26.9107%
Collections of Finance Charge Receivables	16,057,376.66	11,736,224.74	4,321,151.92
Collections of Principal Receivables	281,647,413.61	205,854,132.55	75,793,281.06
Defaulted Amount	1,422,364.65	1,039,596.41	382,768.24

Ending Invested Amount / Transferor Amount	783,470,136.40	571,430,000.00	212,040,136.40

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon November 15, 2019 to December 15, 2019	3.01000%	3.18000%	3.43000%
Monthly Interest Due	1,254,166.67	56,786.85	81,668.30	1,392,621.82
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,254,166.67	56,786.85	81,668.30	1,392,621.82
Investor Default Amount	909,644.58	38,985.55	90,966.28	1,039,596.41
Investor Monthly Fees Due	833,333.33	35,715.00	83,335.00	952,383.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,997,144.58	131,487.40	255,969.58	3,384,601.56
Reallocated Investor Finance Charge Collections				11,998,663.62
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				23.3336%
Base Rate				4.8318%
Excess Spread Percentage				18.0895%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	21,429,000.00	50,001,000.00	571,430,000.00
Distributions of Interest	1,254,166.67	56,786.85	81,668.30	1,392,621.82
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,254,166.67	56,786.85	81,668.30	1,392,621.82
Ending Certificates Balance	500,000,000.00	21,429,000.00	50,001,000.00	571,430,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$2.51

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$2.51

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$2.65

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$2.65

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$8,695,730.36

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$81,668.30

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$8,614,062.06

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$10,498,804.42

		a.	Class A Monthly Interest	$1,254,166.67
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$909,644.58
		e.	Excess Spread	$8,334,993.17

	2.	Class B Available Funds		$449,957.76

		a.	Class B Monthly Interest	$56,786.85
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$393,170.91

	3.	Collateral Available Funds		$1,049,901.44

		a.	Excess Spread	$1,049,901.44

	4.	Total Excess Spread		$9,778,065.52

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		73.0893%

	2.	Series 2018-2 Allocable Principal Collections		$281,647,413.61

	3.	Principal Allocation Percentage of Series 2018-2 Allocable Principal Collections		$205,854,132.55

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$205,854,132.55

	6.	Shared Principal Collections from other Series allocated to Series 2018-2		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,039,596.41

	8.	Available Principal Collections (total of items 5, 6 and 7)		$206,893,728.96

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$50,001,000.00

	2.	Required Collateral Invested Amount		$50,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$206,893,728.96

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-2
	1.	Excess Spread		$9,778,065.52
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$38,985.55
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$81,668.30
	9.	Applied to unpaid Monthly Servicing Fee		$952,383.33
	10.	Collateral Default Amount treated as Available Principal Collections		$90,966.28
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$8,614,062.06

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	4.8318%
		b.	Prior Monthly Period	4.8318%
		c.	Second Prior Monthly Period	5.1651%

	2.	Three Month Average Base Rate		4.9429%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	23.3336%
		b.	Prior Monthly Period	22.2331%
		c.	Second Prior Monthly Period	23.5565%
	4.	Three Month average Series Adjusted Portfolio Yield		23.0410%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$571,430,000.00
		Monthly Interest		$1,498,516.80
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$572,928,516.80

Series 2018-3 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	786,318,891.49	574,715,000.00	211,603,891.49
Beginning Adjusted Invested Amount	N/A	574,715,000.00	N/A
Floating Allocation Percentage	N/A	73.0893%	26.9107%
Principal Allocation Percentage	N/A	73.0893%	26.9107%
Collections of Finance Charge Receivables	16,149,686.28	11,803,693.20	4,345,993.08
Collections of Principal Receivables	283,266,530.13	207,037,533.53	76,228,996.60
Defaulted Amount	1,430,541.45	1,045,572.78	384,968.67

Ending Invested Amount / Transferor Amount	787,974,099.08	574,715,000.00	213,259,099.08

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	November 13, 2019	November 13, 2019	November 13, 2019
Coupon November 15, 2019 to December 15, 2019	2.08538%	2.26538%	2.51538%
Monthly Interest Due	897,871.94	36,437.95	80,916.07	1,015,225.96
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	897,871.94	36,437.95	80,916.07	1,015,225.96
Investor Default Amount	909,644.59	33,982.50	101,945.69	1,045,572.78
Investor Monthly Fees Due	833,333.33	31,131.67	93,393.33	957,858.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,640,849.86	101,552.12	276,255.09	3,018,657.07
Reallocated Investor Finance Charge Collections				11,772,801.25
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				22.7094%
Base Rate				4.0423%
Excess Spread Percentage				18.2786%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	18,679,000.00	56,036,000.00	574,715,000.00
Distributions of Interest	897,871.94	36,437.95	80,916.07	1,015,225.96
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	897,871.94	36,437.95	80,916.07	1,015,225.96
Ending Certificates Balance	500,000,000.00	18,679,000.00	56,036,000.00	574,715,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$1.80

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$1.80

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$1.95

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$1.95

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$8,835,060.25

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$80,916.07

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$8,754,144.18

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$10,242,295.09

		a.	Class A Monthly Interest	$897,871.94
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$909,644.59
		e.	Excess Spread	$8,434,778.56

	2.	Class B Available Funds		$382,631.66

		a.	Class B Monthly Interest	$36,437.95
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$346,193.71

	3.	Collateral Available Funds		$1,147,874.50

		a.	Excess Spread	$1,147,874.50

	4.	Total Excess Spread		$9,928,846.77

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		73.0893%

	2.	Series 2018-3 Allocable Principal Collections		$283,266,530.13

	3.	Principal Allocation Percentage of Series 2018-3 Allocable Principal Collections		$207,037,533.53

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$207,037,533.53

	6.	Shared Principal Collections from other Series allocated to Series 2018-3		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,045,572.78

	8.	Available Principal Collections (total of items 5, 6 and 7)		$208,083,106.31

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$56,036,000.00

	2.	Required Collateral Invested Amount		$56,036,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$208,083,106.31

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-3
	1.	Excess Spread		$9,928,846.77
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$33,982.50
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$80,916.07
	9.	Applied to unpaid Monthly Servicing Fee		$957,858.33
	10.	Collateral Default Amount treated as Available Principal Collections		$101,945.69
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$8,754,144.18

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	4.0423%
		b.	Prior Monthly Period	4.1876%
		c.	Second Prior Monthly Period	4.4347%

	2.	Three Month Average Base Rate		4.2215%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	22.7094%
		b.	Prior Monthly Period	21.6284%
		c.	Second Prior Monthly Period	23.0139%
	4.	Three Month average Series Adjusted Portfolio Yield		22.4506%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$574,715,000.00
		Monthly Interest		$1,095,896.81
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$575,810,896.81

Series 2018-4 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,407,282,533.39	1,028,573,000.00	378,709,533.39
Beginning Adjusted Invested Amount	N/A	1,028,573,000.00	N/A
Floating Allocation Percentage	N/A	73.0893%	26.9107%
Principal Allocation Percentage	N/A	73.0893%	26.9107%
Collections of Finance Charge Receivables	28,903,249.90	21,125,184.00	7,778,065.90
Collections of Principal Receivables	506,964,851.61	370,537,078.34	136,427,773.27
Defaulted Amount	2,560,253.88	1,871,271.73	688,982.15

Ending Invested Amount / Transferor Amount	1,410,244,874.44	1,028,573,000.00	381,671,874.44

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon November 15, 2019 to December 15, 2019	2.99000%	3.18000%	3.42000%
Monthly Interest Due	2,242,500.00	102,215.80	146,572.65	2,491,288.45
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,242,500.00	102,215.80	146,572.65	2,491,288.45
Investor Default Amount	1,637,360.26	70,173.62	163,737.85	1,871,271.73
Investor Monthly Fees Due	1,500,000.00	64,286.67	150,001.67	1,714,288.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,379,860.26	236,676.09	460,312.17	6,076,848.52
Reallocated Investor Finance Charge Collections				21,582,145.15
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				23.3154%
Base Rate				4.8142%
Excess Spread Percentage				18.0895%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	900,000,000.00	38,572,000.00	90,001,000.00	1,028,573,000.00
Distributions of Interest	2,242,500.00	102,215.80	146,572.65	2,491,288.45
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	2,242,500.00	102,215.80	146,572.65	2,491,288.45
Ending Certificates Balance	900,000,000.00	38,572,000.00	90,001,000.00	1,028,573,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$2.49

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$2.49

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$2.65

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$2.65

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$15,651,869.29

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$146,572.65

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$15,505,296.64

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$18,884,348.16

		a.	Class A Monthly Interest	$2,242,500.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,637,360.26
		e.	Excess Spread	$15,004,487.90

	2.	Class B Available Funds		$809,341.20

		a.	Class B Monthly Interest	$102,215.80
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$707,125.40

	3.	Collateral Available Funds		$1,888,455.80

		a.	Excess Spread	$1,888,455.80

	4.	Total Excess Spread		$17,600,069.10

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		73.0893%

	2.	Series 2018-4 Allocable Principal Collections		$506,964,851.61

	3.	Principal Allocation Percentage of Series 2018-4 Allocable Principal Collections		$370,537,078.34

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$370,537,078.34

	6.	Shared Principal Collections from other Series allocated to Series 2018-4		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,871,271.73

	8.	Available Principal Collections (total of items 5, 6 and 7)		$372,408,350.07

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$90,001,000.00

	2.	Required Collateral Invested Amount		$90,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$372,408,350.07

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-4
	1.	Excess Spread		$17,600,069.10
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$70,173.62
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$146,572.65
	9.	Applied to unpaid Monthly Servicing Fee		$1,714,288.34
	10.	Collateral Default Amount treated as Available Principal Collections		$163,737.85
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$15,505,296.64

O.	Yield and Base Rate

	1.	Base Rate

		a.	Current Monthly Period	4.8142%
		b.	Prior Monthly Period	4.8142%
		c.	Second Prior Monthly Period	5.1462%

	2.	Three Month Average Base Rate		4.9248%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	23.3154%
		b.	Prior Monthly Period	22.2154%
		c.	Second Prior Monthly Period	23.5382%
	4.	Three Month average Series Adjusted Portfolio Yield		23.0230%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$1,028,573,000.00
		Monthly Interest		$2,677,076.92
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,031,250,076.92

Series 2018-5 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	943,579,933.41	689,656,000.00	253,923,933.41
Beginning Adjusted Invested Amount	N/A	689,656,000.00	N/A
Floating Allocation Percentage	N/A	73.0893%	26.9107%
Principal Allocation Percentage	N/A	73.0893%	26.9107%
Collections of Finance Charge Receivables	19,379,567.33	14,164,390.76	5,215,176.57
Collections of Principal Receivables	339,918,850.39	248,444,319.75	91,474,530.64
Defaulted Amount	1,716,644.76	1,254,683.70	461,961.06

Ending Invested Amount / Transferor Amount	945,566,176.76	689,656,000.00	255,910,176.76

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	November 13, 2019	November 13, 2019	November 13, 2019
Coupon November 15, 2019 to December 15, 2019	2.10538%	2.31538%	2.56538%
Monthly Interest Due	1,087,779.67	44,689.02	99,028.51	1,231,497.20
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,087,779.67	44,689.02	99,028.51	1,231,497.20
Investor Default Amount	1,091,573.51	40,777.55	122,332.64	1,254,683.70
Investor Monthly Fees Due	1,000,000.00	37,356.67	112,070.00	1,149,426.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,179,353.18	122,823.24	333,431.15	3,635,607.57
Reallocated Investor Finance Charge Collections				14,140,550.12
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				22.7328%
Base Rate				4.0648%
Excess Spread Percentage				18.2786%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	600,000,000.00	22,414,000.00	67,242,000.00	689,656,000.00
Distributions of Interest	1,087,779.67	44,689.02	99,028.51	1,231,497.20
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,087,779.67	44,689.02	99,028.51	1,231,497.20
Ending Certificates Balance	600,000,000.00	22,414,000.00	67,242,000.00	689,656,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$1.81

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$1.81

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$1.99

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$1.99

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$10,603,971.06

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$99,028.51

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$10,504,942.55

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$12,302,263.84

		a.	Class A Monthly Interest	$1,087,779.67
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,091,573.51
		e.	Excess Spread	$10,122,910.66

	2.	Class B Available Funds		$459,571.57

		a.	Class B Monthly Interest	$44,689.02
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$414,882.55

	3.	Collateral Available Funds		$1,378,714.71

		a.	Excess Spread	$1,378,714.71

	4.	Total Excess Spread		$11,916,507.92

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		73.0893%

	2.	Series 2018-5 Allocable Principal Collections		$339,918,850.39

	3.	Principal Allocation Percentage of Series 2018-5 Allocable Principal Collections		$248,444,319.75

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$248,444,319.75

	6.	Shared Principal Collections from other Series allocated to Series 2018-5		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,254,683.70

	8.	Available Principal Collections (total of items 5, 6 and 7)		$249,699,003.45

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$67,242,000.00

	2.	Required Collateral Invested Amount		$67,242,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$249,699,003.45

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-5
	1.	Excess Spread		$11,916,507.92
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$40,777.55
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$99,028.51
	9.	Applied to unpaid Monthly Servicing Fee		$1,149,426.67
	10.	Collateral Default Amount treated as Available Principal Collections		$122,332.64
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$10,504,942.55

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	4.0648%
		b.	Prior Monthly Period	4.2101%
		c.	Second Prior Monthly Period	4.4573%
	2.	Three Month Average Base Rate		4.2441%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	22.7328%
		b.	Prior Monthly Period	21.6510%
		c.	Second Prior Monthly Period	23.0358%
	4.	Three Month average Series Adjusted Portfolio Yield		22.4732%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$689,656,000.00
		Monthly Interest		$1,333,124.01
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$690,989,124.01

Series 2018-6 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,837,285,263.67	1,342,859,000.00	494,426,263.67
Beginning Adjusted Invested Amount	N/A	1,342,859,000.00	N/A
Floating Allocation Percentage	N/A	73.0893%	26.9107%
Principal Allocation Percentage	N/A	73.0893%	26.9107%
Collections of Finance Charge Receivables	37,734,793.01	27,580,097.34	10,154,695.67
Collections of Principal Receivables	661,870,682.65	483,756,671.11	178,114,011.54
Defaulted Amount	3,342,553.20	2,443,048.85	899,504.35

Ending Invested Amount / Transferor Amount	1,841,152,763.92	1,342,859,000.00	498,293,763.92

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon November 15, 2019 to December 15, 2019	3.06000%	3.25000%	3.54000%
Monthly Interest Due	2,996,250.00	136,386.25	198,071.85	3,330,708.10
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,996,250.00	136,386.25	198,071.85	3,330,708.10
Investor Default Amount	2,137,664.79	91,615.76	213,768.30	2,443,048.85
Investor Monthly Fees Due	1,958,333.33	83,930.00	195,835.00	2,238,098.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	7,092,248.12	311,932.01	607,675.15	8,011,855.28
Reallocated Investor Finance Charge Collections				28,254,878.51
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				23.3862%
Base Rate				4.8827%
Excess Spread Percentage				18.0895%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,175,000,000.00	50,358,000.00	117,501,000.00	1,342,859,000.00
Distributions of Interest	2,996,250.00	136,386.25	198,071.85	3,330,708.10
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	2,996,250.00	136,386.25	198,071.85	3,330,708.10
Ending Certificates Balance	1,175,000,000.00	50,358,000.00	117,501,000.00	1,342,859,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$2.55

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$2.55

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$2.71

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$2.71

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$20,441,095.07

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$198,071.85

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$20,243,023.22

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$24,722,984.50

		a.	Class A Monthly Interest	$2,996,250.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$2,137,664.79
		e.	Excess Spread	$19,589,069.71

	2.	Class B Available Funds		$1,059,574.51

		a.	Class B Monthly Interest	$136,386.25
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$923,188.26

	3.	Collateral Available Funds		$2,472,319.49

		a.	Excess Spread	$2,472,319.49

	4.	Total Excess Spread		$22,984,577.46

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		73.0893%

	2.	Series 2018-6 Allocable Principal Collections		$661,870,682.65

	3.	Principal Allocation Percentage of Series 2018-6 Allocable Principal Collections		$483,756,671.11

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$483,756,671.11

	6.	Shared Principal Collections from other Series allocated to Series 2018-6		$0.00

	7.	Other amounts treated as Available Principal Collections:		$2,443,048.85

	8.	Available Principal Collections (total of items 5, 6 and 7)		$486,199,719.96

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$117,501,000.00

	2.	Required Collateral Invested Amount		$117,501,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$486,199,719.96

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-6
	1.	Excess Spread		$22,984,577.46
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$91,615.76
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$198,071.85
	9.	Applied to unpaid Monthly Servicing Fee		$2,238,098.33
	10.	Collateral Default Amount treated as Available Principal Collections		$213,768.30
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$20,243,023.22

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	4.8827%
		b.	Prior Monthly Period	4.8827%
		c.	Second Prior Monthly Period	5.2195%
	2.	Three Month Average Base Rate		4.9950%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	23.3862%
		b.	Prior Monthly Period	22.2840%
		c.	Second Prior Monthly Period	23.6091%
	4.	Three Month average Series Adjusted Portfolio Yield		23.0931%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$1,342,859,000.00
		Monthly Interest		$3,604,739.55
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,346,463,739.55

Series 2018-7 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	825,635,178.11	603,451,000.00	222,184,178.11
Beginning Adjusted Invested Amount	N/A	603,451,000.00	N/A
Floating Allocation Percentage	N/A	73.0893%	26.9107%
Principal Allocation Percentage	N/A	73.0893%	26.9107%
Collections of Finance Charge Receivables	16,957,177.62	12,393,882.99	4,563,294.63
Collections of Principal Receivables	297,429,979.86	217,389,500.27	80,040,479.59
Defaulted Amount	1,502,069.14	1,097,851.87	404,217.27

Ending Invested Amount / Transferor Amount	827,373,146.80	603,451,000.00	223,922,146.80

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	November 13, 2019	November 13, 2019	November 13, 2019
Coupon November 15, 2019 to December 15, 2019	2.12538%	2.33538%	2.66538%
Monthly Interest Due	960,848.88	39,442.17	90,028.76	1,090,319.81
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	960,848.88	39,442.17	90,028.76	1,090,319.81
Investor Default Amount	955,126.81	35,681.72	107,043.34	1,097,851.87
Investor Monthly Fees Due	875,000.00	32,688.33	98,063.33	1,005,751.66
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,790,975.69	107,812.22	295,135.43	3,193,923.34
Reallocated Investor Finance Charge Collections				12,385,778.54
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				22.7585%
Base Rate				4.0897%
Excess Spread Percentage				18.2786%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	525,000,000.00	19,613,000.00	58,838,000.00	603,451,000.00
Distributions of Interest	960,848.88	39,442.17	90,028.76	1,090,319.81
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	960,848.88	39,442.17	90,028.76	1,090,319.81
Ending Certificates Balance	525,000,000.00	19,613,000.00	58,838,000.00	603,451,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$1.83

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$1.83

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$2.01

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$2.01

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$9,281,883.96

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$90,028.76

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$9,191,855.20

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$10,775,578.69

		a.	Class A Monthly Interest	$960,848.88
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$955,126.81
		e.	Excess Spread	$8,859,603.00

	2.	Class B Available Funds		$402,555.09

		a.	Class B Monthly Interest	$39,442.17
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$363,112.92

	3.	Collateral Available Funds		$1,207,644.76

		a.	Excess Spread	$1,207,644.76

	4.	Total Excess Spread		$10,430,360.68

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		73.0893%

	2.	Series 2018-7 Allocable Principal Collections		$297,429,979.86

	3.	Principal Allocation Percentage of Series 2018-7 Allocable Principal Collections		$217,389,500.27

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$217,389,500.27

	6.	Shared Principal Collections from other Series allocated to Series 2018-7		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,097,851.87

	8.	Available Principal Collections (total of items 5, 6 and 7)		$218,487,352.14

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$58,838,000.00

	2.	Required Collateral Invested Amount		$58,838,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$218,487,352.14

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-7
	1.	Excess Spread		$10,430,360.68
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$35,681.72
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$90,028.76
	9.	Applied to unpaid Monthly Servicing Fee		$1,005,751.66
	10.	Collateral Default Amount treated as Available Principal Collections		$107,043.34
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$9,191,855.20

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	4.0897%
		b.	Prior Monthly Period	4.2350%
		c.	Second Prior Monthly Period	4.4822%
	2.	Three Month Average Base Rate		4.2690%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	22.7585%
		b.	Prior Monthly Period	21.6759%
		c.	Second Prior Monthly Period	23.0598%
	4.	Three Month average Series Adjusted Portfolio Yield		22.4981%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$603,451,000.00
		Monthly Interest		$1,187,691.15
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$604,638,691.15

Series 2018-8 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,250,917,655.44	914,287,000.00	336,630,655.44
Beginning Adjusted Invested Amount	N/A	914,287,000.00	N/A
Floating Allocation Percentage	N/A	73.0893%	26.9107%
Principal Allocation Percentage	N/A	73.0893%	26.9107%
Collections of Finance Charge Receivables	25,691,774.56	18,777,939.05	6,913,835.51
Collections of Principal Receivables	450,635,368.89	329,366,251.83	121,269,117.06
Defaulted Amount	2,275,780.95	1,663,352.44	612,428.51

Ending Invested Amount / Transferor Amount	1,253,550,847.16	914,287,000.00	339,263,847.16

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon November 15, 2019 to December 15, 2019	3.18000%	3.35000%	3.74000%
Monthly Interest Due	2,120,000.00	95,715.08	142,478.42	2,358,193.50
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,120,000.00	95,715.08	142,478.42	2,358,193.50
Investor Default Amount	1,455,431.34	62,376.15	145,544.95	1,663,352.44
Investor Monthly Fees Due	1,333,333.33	57,143.33	133,335.00	1,523,811.66
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,908,764.67	215,234.56	421,358.37	5,545,357.60
Reallocated Investor Finance Charge Collections				19,327,841.82
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				23.5066%
Base Rate				4.9992%
Excess Spread Percentage				18.0895%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	800,000,000.00	34,286,000.00	80,001,000.00	914,287,000.00
Distributions of Interest	2,120,000.00	95,715.08	142,478.42	2,358,193.50
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	2,120,000.00	95,715.08	142,478.42	2,358,193.50
Ending Certificates Balance	800,000,000.00	34,286,000.00	80,001,000.00	914,287,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$2.65

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$2.65

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$2.79

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$2.79

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$13,924,962.64

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$142,478.42

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$13,782,484.22

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$16,911,837.81

		a.	Class A Monthly Interest	$2,120,000.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,455,431.34
		e.	Excess Spread	$13,336,406.47

	2.	Class B Available Funds		$724,799.09

		a.	Class B Monthly Interest	$95,715.08
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$629,084.01

	3.	Collateral Available Funds		$1,691,204.92

		a.	Excess Spread	$1,691,204.92

	4.	Total Excess Spread		$15,656,695.40

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		73.0893%

	2.	Series 2018-8 Allocable Principal Collections		$450,635,368.89

	3.	Principal Allocation Percentage of Series 2018-8 Allocable Principal Collections		$329,366,251.83

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$329,366,251.83

	6.	Shared Principal Collections from other Series allocated to Series 2018-8		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,663,352.44

	8.	Available Principal Collections (total of items 5, 6 and 7)		$331,029,604.27

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$80,001,000.00

	2.	Required Collateral Invested Amount		$80,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$331,029,604.27

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-8
	1.	Excess Spread		$15,656,695.40
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$62,376.15
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$142,478.42
	9.	Applied to unpaid Monthly Servicing Fee		$1,523,811.66
	10.	Collateral Default Amount treated as Available Principal Collections		$145,544.95
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$13,782,484.22

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	4.9992%
		b.	Prior Monthly Period	4.9992%
		c.	Second Prior Monthly Period	5.3440%
	2.	Three Month Average Base Rate		5.1142%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	23.5066%
		b.	Prior Monthly Period	22.4005%
		c.	Second Prior Monthly Period	23.7295%
	4.	Three Month average Series Adjusted Portfolio Yield		23.2122%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$914,287,000.00
		Monthly Interest		$2,548,195.08
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$916,835,195.08

Series 2018-9 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	786,318,891.49	574,715,000.00	211,603,891.49
Beginning Adjusted Invested Amount	N/A	574,715,000.00	N/A
Floating Allocation Percentage	N/A	73.0893%	26.9107%
Principal Allocation Percentage	N/A	73.0893%	26.9107%
Collections of Finance Charge Receivables	16,149,686.28	11,803,693.20	4,345,993.08
Collections of Principal Receivables	283,266,530.13	207,037,533.53	76,228,996.60
Defaulted Amount	1,430,541.45	1,045,572.78	384,968.67

Ending Invested Amount / Transferor Amount	787,974,099.08	574,715,000.00	213,259,099.08

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	November 13, 2019	November 13, 2019	November 13, 2019
Coupon November 15, 2019 to December 15, 2019	2.14538%	2.35538%	2.76538%
Monthly Interest Due	923,705.28	37,885.57	88,958.20	1,050,549.05
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	923,705.28	37,885.57	88,958.20	1,050,549.05
Investor Default Amount	909,644.59	33,982.50	101,945.69	1,045,572.78
Investor Monthly Fees Due	833,333.33	31,131.67	93,393.33	957,858.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,666,683.20	102,999.74	284,297.22	3,053,980.16
Reallocated Investor Finance Charge Collections				11,808,124.34
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				22.7842%
Base Rate				4.1146%
Excess Spread Percentage				18.2786%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	18,679,000.00	56,036,000.00	574,715,000.00
Distributions of Interest	923,705.28	37,885.57	88,958.20	1,050,549.05
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	923,705.28	37,885.57	88,958.20	1,050,549.05
Ending Certificates Balance	500,000,000.00	18,679,000.00	56,036,000.00	574,715,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$1.85

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$1.85

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$2.03

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$2.03

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$8,843,102.39

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$88,958.20

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$8,754,144.19

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$10,273,026.06

		a.	Class A Monthly Interest	$923,705.28
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$909,644.59
		e.	Excess Spread	$8,439,676.19

	2.	Class B Available Funds		$383,779.71

		a.	Class B Monthly Interest	$37,885.57
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$345,894.14

	3.	Collateral Available Funds		$1,151,318.58

		a.	Excess Spread	$1,151,318.58

	4.	Total Excess Spread		$9,936,888.91

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		73.0893%

	2.	Series 2018-9 Allocable Principal Collections		$283,266,530.13

	3.	Principal Allocation Percentage of Series 2018-9 Allocable Principal Collections		$207,037,533.53

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$207,037,533.53

	6.	Shared Principal Collections from other Series allocated to Series 2018-9		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,045,572.78

	8.	Available Principal Collections (total of items 5, 6 and 7)		$208,083,106.31

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$56,036,000.00

	2.	Required Collateral Invested Amount		$56,036,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$208,083,106.31

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-9
	1.	Excess Spread		$9,936,888.91
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$33,982.50
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$88,958.20
	9.	Applied to unpaid Monthly Servicing Fee		$957,858.33
	10.	Collateral Default Amount treated as Available Principal Collections		$101,945.69
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$8,754,144.19

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	4.1146%
		b.	Prior Monthly Period	4.2599%
		c.	Second Prior Monthly Period	4.5071%
	2.	Three Month Average Base Rate		4.2939%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	22.7842%
		b.	Prior Monthly Period	21.7007%
		c.	Second Prior Monthly Period	23.0839%
	4.	Three Month average Series Adjusted Portfolio Yield		22.5230%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$574,715,000.00
		Monthly Interest		$1,143,283.43
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$575,858,283.43

Series 2019-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,345,469,064.74	1,714,287,000.00	631,182,064.74
Beginning Adjusted Invested Amount	N/A	1,714,287,000.00	N/A
Floating Allocation Percentage	N/A	73.0893%	26.9107%
Principal Allocation Percentage	N/A	73.0893%	26.9107%
Collections of Finance Charge Receivables	48,172,045.69	35,208,612.61	12,963,433.08
Collections of Principal Receivables	844,940,762.18	617,561,316.90	227,379,445.28
Defaulted Amount	4,267,086.49	3,118,783.79	1,148,302.70

Ending Invested Amount / Transferor Amount	2,350,406,295.98	1,714,287,000.00	636,119,295.98

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon November 15, 2019 to December 15, 2019	2.87000%	3.07000%	3.39000%
Monthly Interest Due	3,587,500.00	164,465.02	242,144.88	3,994,109.90
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	3,587,500.00	164,465.02	242,144.88	3,994,109.90
Investor Default Amount	2,728,933.77	116,954.82	272,895.20	3,118,783.79
Investor Monthly Fees Due	2,500,000.00	107,143.33	250,001.67	2,857,145.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	8,816,433.77	388,563.17	765,041.75	9,970,038.69
Reallocated Investor Finance Charge Collections				35,812,179.64
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				23.2032%
Base Rate				4.7056%
Excess Spread Percentage				18.0895%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,500,000,000.00	64,286,000.00	150,001,000.00	1,714,287,000.00
Distributions of Interest	3,587,500.00	164,465.02	242,144.88	3,994,109.90
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	3,587,500.00	164,465.02	242,144.88	3,994,109.90
Ending Certificates Balance	1,500,000,000.00	64,286,000.00	150,001,000.00	1,714,287,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$2.39

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$2.39

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$2.56

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$2.56

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$26,084,285.83

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$242,144.88

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$25,842,140.95

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$31,335,633.68

		a.	Class A Monthly Interest	$3,587,500.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$2,728,933.77
		e.	Excess Spread	$25,019,199.91

	2.	Class B Available Funds		$1,342,961.70

		a.	Class B Monthly Interest	$164,465.02
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,178,496.68

	3.	Collateral Available Funds		$3,133,584.26

		a.	Excess Spread	$3,133,584.26

	4.	Total Excess Spread		$29,331,280.85

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		73.0893%

	2.	Series 2019-1 Allocable Principal Collections		$844,940,762.18

	3.	Principal Allocation Percentage of Series 2019-1 Allocable Principal Collections		$617,561,316.90

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$617,561,316.90

	6.	Shared Principal Collections from other Series allocated to Series 2019-1		$0.00

	7.	Other amounts treated as Available Principal Collections:		$3,118,783.79

	8.	Available Principal Collections (total of items 5, 6 and 7)		$620,680,100.69

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$150,001,000.00

	2.	Required Collateral Invested Amount		$150,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$620,680,100.69

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2019-1
	1.	Excess Spread		$29,331,280.85
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$116,954.82
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$242,144.88
	9.	Applied to unpaid Monthly Servicing Fee		$2,857,145.00
	10.	Collateral Default Amount treated as Available Principal Collections		$272,895.20
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$25,842,140.95

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	4.7056%
		b.	Prior Monthly Period	4.7056%
		c.	Second Prior Monthly Period	5.0302%
	2.	Three Month Average Base Rate		4.8138%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	23.2032%
		b.	Prior Monthly Period	22.1068%
		c.	Second Prior Monthly Period	23.4261%
	4.	Three Month average Series Adjusted Portfolio Yield		22.9120%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$1,714,287,000.00
		Monthly Interest		$4,341,254.30
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,718,628,254.30

Series 2019-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,345,469,064.74	1,714,287,000.00	631,182,064.74
Beginning Adjusted Invested Amount	N/A	1,714,287,000.00	N/A
Floating Allocation Percentage	N/A	73.0893%	26.9107%
Principal Allocation Percentage	N/A	73.0893%	26.9107%
Collections of Finance Charge Receivables	48,172,045.69	35,208,612.61	12,963,433.08
Collections of Principal Receivables	844,940,762.18	617,561,316.90	227,379,445.28
Defaulted Amount	4,267,086.49	3,118,783.79	1,148,302.70

Ending Invested Amount / Transferor Amount	2,350,406,295.98	1,714,287,000.00	636,119,295.98

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon November 15, 2019 to December 15, 2019	2.67000%	2.86000%	3.19000%
Monthly Interest Due	3,337,500.00	153,214.97	227,859.04	3,718,574.01
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	3,337,500.00	153,214.97	227,859.04	3,718,574.01
Investor Default Amount	2,728,933.77	116,954.82	272,895.20	3,118,783.79
Investor Monthly Fees Due	2,500,000.00	107,143.33	250,001.67	2,857,145.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	8,566,433.77	377,313.12	750,755.91	9,694,502.80
Reallocated Investor Finance Charge Collections				35,536,643.75
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				23.0077%
Base Rate				4.5164%
Excess Spread Percentage				18.0895%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,500,000,000.00	64,286,000.00	150,001,000.00	1,714,287,000.00
Distributions of Interest	3,337,500.00	153,214.97	227,859.04	3,718,574.01
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	3,337,500.00	153,214.97	227,859.04	3,718,574.01
Ending Certificates Balance	1,500,000,000.00	64,286,000.00	150,001,000.00	1,714,287,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$2.23

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$2.23

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$2.38

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$2.38

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$26,069,999.99

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$227,859.04

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$25,842,140.95

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$31,094,539.96

		a.	Class A Monthly Interest	$3,337,500.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$2,728,933.77
		e.	Excess Spread	$25,028,106.19

	2.	Class B Available Funds		$1,332,629.06

		a.	Class B Monthly Interest	$153,214.97
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,179,414.09

	3.	Collateral Available Funds		$3,109,474.73

		a.	Excess Spread	$3,109,474.73

	4.	Total Excess Spread		$29,316,995.01

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		73.0893%

	2.	Series 2019-2 Allocable Principal Collections		$844,940,762.18

	3.	Principal Allocation Percentage of Series 2019-2 Allocable Principal Collections		$617,561,316.90

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$617,561,316.90

	6.	Shared Principal Collections from other Series allocated to Series 2019-2		$0.00

	7.	Other amounts treated as Available Principal Collections:		$3,118,783.79

	8.	Available Principal Collections (total of items 5, 6 and 7)		$620,680,100.69

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$150,001,000.00

	2.	Required Collateral Invested Amount		$150,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$620,680,100.69

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2019-2
	1.	Excess Spread		$29,316,995.01
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$116,954.82
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$227,859.04
	9.	Applied to unpaid Monthly Servicing Fee		$2,857,145.00
	10.	Collateral Default Amount treated as Available Principal Collections		$272,895.20
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$25,842,140.95

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	4.5164%
		b.	Prior Monthly Period	4.5164%
		c.	Second Prior Monthly Period	4.8279%

	2.	Three Month Average Base Rate		4.6202%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	23.0077%
		b.	Prior Monthly Period	21.9176%
		c.	Second Prior Monthly Period	23.2305%
	4.	Three Month average Series Adjusted Portfolio Yield		22.7186%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$1,714,287,000.00
		Monthly Interest		$4,005,182.43
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,718,292,182.43

Series 2019-3 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,876,377,167.26	1,371,431,000.00	504,946,167.26
Beginning Adjusted Invested Amount	N/A	1,371,431,000.00	N/A
Floating Allocation Percentage	N/A	73.0893%	26.9107%
Principal Allocation Percentage	N/A	73.0893%	26.9107%
Collections of Finance Charge Receivables	38,537,675.90	28,166,918.85	10,370,757.05
Collections of Principal Receivables	675,953,299.78	494,049,557.86	181,903,741.92
Defaulted Amount	3,413,672.67	2,495,029.57	918,643.10

Ending Invested Amount / Transferor Amount	1,880,326,956.28	1,371,431,000.00	508,895,956.28

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon November 15, 2019 to December 15, 2019	2.00000%	2.20000%	3.38600%
Monthly Interest Due	2,000,000.00	94,286.50	338,605.64	2,432,892.14
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,000,000.00	94,286.50	338,605.64	2,432,892.14
Investor Default Amount	2,183,147.01	93,564.22	218,318.34	2,495,029.57
Investor Monthly Fees Due	2,000,000.00	85,715.00	200,003.33	2,285,718.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,183,147.01	273,565.72	756,927.31	7,213,640.04
Reallocated Investor Finance Charge Collections				27,887,373.91
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				22.5268%
Base Rate				4.0511%
Excess Spread Percentage				18.0895%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,200,000,000.00	51,429,000.00	120,002,000.00	1,371,431,000.00
Distributions of Interest	2,000,000.00	94,286.50	338,605.64	2,432,892.14
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	2,000,000.00	94,286.50	338,605.64	2,432,892.14
Ending Certificates Balance	1,200,000,000.00	51,429,000.00	120,002,000.00	1,371,431,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$1.67

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$1.67

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$1.83

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$1.83

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$21,012,339.51

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$338,605.64

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$20,673,733.87

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$24,401,408.96

		a.	Class A Monthly Interest	$2,000,000.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$2,183,147.01
		e.	Excess Spread	$20,218,261.95

	2.	Class B Available Funds		$1,045,783.38

		a.	Class B Monthly Interest	$94,286.50
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$951,496.88

	3.	Collateral Available Funds		$2,440,181.57

		a.	Excess Spread	$2,440,181.57

	4.	Total Excess Spread		$23,609,940.40

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		73.0893%

	2.	Series 2019-3 Allocable Principal Collections		$675,953,299.78

	3.	Principal Allocation Percentage of Series 2019-3 Allocable Principal Collections		$494,049,557.86

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$494,049,557.86

	6.	Shared Principal Collections from other Series allocated to Series 2019-3		$0.00

	7.	Other amounts treated as Available Principal Collections:		$2,495,029.57

	8.	Available Principal Collections (total of items 5, 6 and 7)		$496,544,587.43

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$120,002,000.00

	2.	Required Collateral Invested Amount		$120,002,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$496,544,587.43

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2019-3
	1.	Excess Spread		$23,609,940.40
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$93,564.22
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$140,574.65
	9.	Applied to unpaid Monthly Servicing Fee		$2,285,718.33
	10.	Collateral Default Amount treated as Available Principal Collections		$218,318.34
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$198,030.99
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$20,673,733.87
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate

		a.	Current Monthly Period	4.0511%
		b.	Prior Monthly Period	4.0511%
		c.	Second Prior Monthly Period	4.2560%
	2.	Three Month Average Base Rate		4.1194%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	22.5268%
		b.	Prior Monthly Period	21.4523%
		c.	Second Prior Monthly Period	22.1741%
	4.	Three Month average Series Adjusted Portfolio Yield		22.0511%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$1,371,431,000.00
		Monthly Interest		$2,432,892.14
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,373,863,892.14

Series 2019-4 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,258,108,858.20	919,543,000.00	338,565,858.20
Beginning Adjusted Invested Amount	N/A	919,543,000.00	N/A
Floating Allocation Percentage	N/A	73.0893%	26.9107%
Principal Allocation Percentage	N/A	73.0893%	26.9107%
Collections of Finance Charge Receivables	25,839,469.94	18,885,888.57	6,953,581.37
Collections of Principal Receivables	453,225,955.32	331,259,693.40	121,966,261.92
Defaulted Amount	2,288,863.83	1,672,914.63	615,949.20

Ending Invested Amount / Transferor Amount	1,260,757,187.46	919,543,000.00	341,214,187.46

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	November 13, 2019	November 13, 2019	November 13, 2019
Coupon November 15, 2019 to December 15, 2019	2.00538%	2.20538%	3.24938%
Monthly Interest Due	1,381,484.00	56,755.82	250,867.21	1,689,107.03
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,381,484.00	56,755.82	250,867.21	1,689,107.03
Investor Default Amount	1,455,431.34	54,371.28	163,112.01	1,672,914.63
Investor Monthly Fees Due	1,333,333.33	49,810.00	149,428.33	1,532,571.66
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,170,248.67	160,937.10	563,407.55	4,894,593.32
Reallocated Investor Finance Charge Collections				18,901,208.78
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				22.7951%
Base Rate				4.1252%
Excess Spread Percentage				18.2786%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	800,000,000.00	29,886,000.00	89,657,000.00	919,543,000.00
Distributions of Interest	1,381,484.00	56,755.82	250,867.21	1,689,107.03
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,381,484.00	56,755.82	250,867.21	1,689,107.03
Ending Certificates Balance	800,000,000.00	29,886,000.00	89,657,000.00	919,543,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$1.73

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$1.73

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$1.90

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$1.90

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$14,257,482.67

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$250,867.21

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$14,006,615.46

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$16,444,002.10

		a.	Class A Monthly Interest	$1,381,484.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,455,431.34
		e.	Excess Spread	$13,607,086.76

	2.	Class B Available Funds		$614,306.81

		a.	Class B Monthly Interest	$56,755.82
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$557,550.99

	3.	Collateral Available Funds		$1,842,899.87

		a.	Excess Spread	$1,842,899.87

	4.	Total Excess Spread		$16,007,537.62

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		73.0893%

	2.	Series 2019-4 Allocable Principal Collections		$453,225,955.32

	3.	Principal Allocation Percentage of Series 2019-4 Allocable Principal Collections		$331,259,693.40

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$331,259,693.40

	6.	Shared Principal Collections from other Series allocated to Series 2019-4		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,672,914.63

	8.	Available Principal Collections (total of items 5, 6 and 7)		$332,932,608.03

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$89,657,000.00

	2.	Required Collateral Invested Amount		$89,657,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$332,932,608.03

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2019-4
	1.	Excess Spread		$16,007,537.62
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$54,371.28
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$129,465.28
	9.	Applied to unpaid Monthly Servicing Fee		$1,532,571.66
	10.	Collateral Default Amount treated as Available Principal Collections		$163,112.01
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$121,401.93

	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$14,006,615.46
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	4.1252%
		b.	Prior Monthly Period	4.2753%
		c.	Second Prior Monthly Period	4.5449%
	2.	Three Month Average Base Rate		4.3151%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	22.7951%
		b.	Prior Monthly Period	21.7162%
		c.	Second Prior Monthly Period	22.5494%
	4.	Three Month average Series Adjusted Portfolio Yield		22.3536%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$919,543,000.00
		Monthly Interest		$1,689,107.03
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$921,232,107.03